PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Divestments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Property divestments	$ 9,600	$ 6,900
Gain on divestment of assets		$ 0	$ 78,400